SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended	9 Months Ended
	Mar. 21, 2016	Sep. 30, 2015	Jun. 30, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Description of forward split	1 to 3:141
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	360,000,000	360,000,000	360,000,000	360,000,000
Cash and cash equivalents		$ 994,830	$ 84,904	$ 84,904
Income tax expense			$ 836	$ 836